Trade and other receivables (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Mar. 31, 2021	Mar. 31, 2020
Trade and other current receivables [abstract]
Trade receivables		€ 3,625	€ 3,848
Trade receivables held at fair value through other comprehensive income		466	556
Net investment in leases		36	32
Contract assets		3,038	3,012
Contract-related costs		1,364	1,293
Amounts owed by associates and joint ventures		184	362
Other receivables		889	916
Prepayments		1,082	953
Derivative financial instruments		239	752
Total trade and other current receivables		10,923	11,724
Trade and other non-current receivables [abstract]
Trade receivables		52	68
Trade receivables held at fair value through other comprehensive income		278	261
Net investment in leases		104	118
Contract assets		528	583
Contract-related costs		580	628
Other receivables		76	84
Prepayments		247	227
Derivative financial instruments		2,912	8,424
Total trade and other non-current receivables		4,777	10,393
Assets Recognised from Costs to Fulfil Contracts with Customers		61	66
Assets Recognised from Costs to Obtain Contracts with Customers		1,883	1,855
Impairment loss, assets recognised from costs incurred to obtain or fulfil contracts with customers		1,497	€ 1,475
Reclassification of financial assets out of measured at amortised cost into measured at fair value through other comprehensive income	€ 357
Assets and liabilities classified as held for sale | Vodafone Egypt
Trade and other current receivables [abstract]
Total trade and other current receivables		313
Trade and other non-current receivables [abstract]
Total trade and other non-current receivables		€ 15